Advances to and Investments in Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2016
Investment In Affiliates [Abstract]
Schedule Of Aggregated Selected Balance Sheet And Income Statement Data For Our Unconsolidated Affiliates
The carrying values of the Partnership’s investments in unconsolidated affiliates as of December 31, 2016 and 2015, were as follows:

	December 31,
	2016	2015
Citrus	$1,729	$1,739
AmeriGas	82	80
FEP	101	115
MEP	318	660
HPC	382	402
Others	428	466
Total	$3,040	$3,462
Summarized Financial Information
The following tables present aggregated selected balance sheet and income statement data for our unconsolidated affiliates, including AmeriGas, Citrus, FEP, HPC and MEP (on a 100% basis) for all periods presented:

	December 31,
	2016	2015
Current assets	$720	$632
Property, plant and equipment, net	9,982	10,213
Other assets	2,618	2,649
Total assets	$13,320	$13,494

Current liabilities	$1,358	$841
Non-current liabilities	7,583	7,950
Equity	4,379	4,703
Total liabilities and equity	$13,320	$13,494

	Years Ended December 31,
	2016	2015	2014
Revenue	$3,509	$4,026	$4,925
Operating income	1,181	1,302	1,071
Net income	602	807	577
In addition to the equity method investments described above our subsidiaries have other equity method investments which are not significant to our consolidated financial statements.